Annual Total Returns (Mid-Cap Index Portfolio - Mid-Cap Index Portfolio Annuity) (Mid-Cap Index Portfolio, Mid-Cap Index Portfolio - Mid-Cap Index Portfolio)	18 Months Ended
Jun. 30, 2013
Mid-Cap Index Portfolio | Mid-Cap Index Portfolio - Mid-Cap Index Portfolio
Annual Total Return
2012	15.82%
2011	(2.04%)
2010	25.37%
2009	40.37%
2008	(41.81%)
2007	6.14%
2006	13.75%
2005	13.97%
2004	20.32%
2003	34.06%